Note 9 - Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 2,838,031	$ 3,037,681	$ 3,048,634